Related Party Transactions - Schedule of related party balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Loan and prepayment to other related parties	¥ 20,194		¥ 7,762
NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts due from NetEase Group	26,117	$ 3,679	7,888
Amounts due to NetEase Group	82,430	11,610	68,809
Short-term loans from NetEase Group	878,000	123,664	878,000
Long-term loans from NetEase Group	¥ 630,360	$ 88,784	¥ 522,345